               FILED VIA EDGAR

July 7, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Schwartz Investment Trust
On behalf of its series, the Schwartz Value Focused Fund
File No. 33-51626

Ladies and Gentlemen:

On behalf of Schwartz Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “Securities Act”) are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The XBRL files reflect the risk/return summary information in the supplement to the Prospectus of the Schwartz Value Focused Fund series of the Trust, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on June 29, 2016. The Prospectus and Statement of Additional Information are incorporated by reference into this Rule 497 filing.

Please contact the undersigned at 513/587-3406 if you have any questions concerning this filing.

Very truly yours,

/s/ Wade R. Bridge

Wade R. Bridge
Assistant Secretary

Ultimus Fund Solutions, LLC          225 Pictoria Drive, Suite 450          Phone:  513 587 3400
www.ultimusfundsolutions.com          Cincinnati, Ohio 45246          Fax:  513 587 3450